Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Schedule of accounts receivable
	As of June 30,
	2019	2020	2020
	RMB	RMB	US$

Accounts receivable	27,767	46,704	6,611
Allowance for doubtful accounts	-	6,892	976
Accounts receivable, net	27,767	39,812	5,635